Concentrations of Credit Risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 312,223		¥ 322,432
Concentration risk percentage	61.40%		62.50%
Accounts Receivable [Member] | Huaxia [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 161,908		¥ 229,444
Concentration risk percentage	31.80%		44.50%
Accounts Receivable [Member] | Tianan [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 75,777		¥ 92,988
Concentration risk percentage	14.90%		18.00%
Accounts Receivable [Member] | AEON [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 74,538			[1]
Concentration risk percentage	14.70%			[1]
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 2,258,080		¥ 1,904,321		¥ 1,835,757
Concentration risk percentage	65.10%		46.50%		45.00%
Sales Revenue, Net [Member] | Huaxia [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 1,100,027		¥ 990,865		¥ 517,759
Concentration risk percentage	31.70%		24.20%		12.70%
Sales Revenue, Net [Member] | Tianan [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 704,933		¥ 913,456			[2]
Concentration risk percentage	2.30%		22.30%			[2]
Sales Revenue, Net [Member] | AEON [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 453,120			[2]		[2]
Concentration risk percentage	13.10%			[2]		[2]
Sales Revenue, Net [Member] | PICC Property and Casualty Company Limited [Member]
Concentration Risk [Line Items]
Concentration risk amount		[2]		[2]	¥ 878,249
Concentration risk percentage		[2]		[2]	21.50%
Sales Revenue, Net [Member] | China Pacific Property Insurance Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration risk amount		[2]		[2]	¥ 439,749
Concentration risk percentage		[2]		[2]	10.80%

[1]	represented less than 10% of account receivables as of the year end.
[2]	represented less than 10% of total net revenues as of the year.